Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Fair value	SFr 1,006	SFr 1,479
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	972	1,472
Gross unrealized gains, Debt securities	36	7
Gross unrealized losses, Debt securities	2	0
Fair value, Debt securities	1,006	1,479
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	2	2
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2	2
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	163	821
Gross unrealized gains, Debt securities	8	7
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	171	828
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	807	649
Gross unrealized gains, Debt securities	28	0
Gross unrealized losses, Debt securities	2	0
Fair value, Debt securities	SFr 833	SFr 649